DoubleLine Low Duration Emerging Markets Fixed Income Fund	(Unaudited)
Schedule of Investments	June 30, 2024

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $

FOREIGN CORPORATE BONDS - 84.2%
BRAZIL - 13.5%
3,800,000	Braskem Netherlands Finance BV (5 yr. CMT Rate + 8.22%)	8.50%		01/23/2081	3,806,403
376,000	BRF GmbH	4.35%		09/29/2026	359,020
3,100,000	Cosan Luxembourg SA	7.00%		01/20/2027	3,098,773
2,774,303	Guara Norte Sarl	5.20%		06/15/2034	2,558,821
105,102	Invepar Holdings	0.00%	(a)(b)	12/30/2028	–
1,400,000	Itau Unibanco Holding SA/Cayman Island (5 yr. CMT Rate + 3.45%)	3.88%		04/15/2031	1,353,582
1,000,000	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc.	2.50%		01/15/2027	931,078
400,000	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc.	3.00%		02/02/2029	357,105
1,300,000	Minerva Luxembourg SA	5.88%		01/19/2028	1,268,294
2,494,970	MV24 Capital BV	6.75%		06/01/2034	2,385,486
2,800,000	NBM US Holdings, Inc.	7.00%		05/14/2026	2,803,640
1,116,864	Prumo Participacoes e Investimentos S/A	7.50%		12/31/2031	1,111,724
600,000	Suzano International Finance BV	4.00%		01/14/2025	593,705
					20,627,631
CHILE - 5.7%
4,802,868	Chile Electricity PEC SpA	0.00%	(c)	01/25/2028	3,854,301
434,500	Empresa Electrica Angamos SA	4.88%		05/25/2029	392,814
1,322,980	Empresa Electrica Cochrane SpA	5.50%		05/14/2027	1,289,745
1,553,280	GNL Quintero SA	4.63%		07/31/2029	1,517,446
1,588,000	Sociedad Quimica y Minera de Chile SA	4.38%		01/28/2025	1,576,052
					8,630,358
COLOMBIA - 8.9%
3,561,158	AI Candelaria Spain SA	7.50%		12/15/2028	3,500,588
2,100,000	Banco de Bogota SA	6.25%		05/12/2026	2,070,604
4,600,000	Bancolombia SA (5 yr. CMT Rate + 2.94%)	4.63%		12/18/2029	4,446,475
2,500,000	Ecopetrol SA	5.38%		06/26/2026	2,450,930
1,100,000	Grupo de Inversiones Suramericana SA	5.50%		04/29/2026	1,084,488
					13,553,085
GUATEMALA - 2.8%
1,100,000	Banco Industrial SA/Guatemala (5 yr. CMT Rate + 4.44%)	4.88%		01/29/2031	1,064,899
1,350,000	Millicom International Cellular SA	6.63%		10/15/2026	1,349,634
1,936,800	Millicom International Cellular SA	5.13%		01/15/2028	1,828,694
					4,243,227
INDIA - 6.8%
1,204,000	Adani International Container Terminal Pvt Ltd.	3.00%		02/16/2031	1,008,994
336,000	Adani Ports & Special Economic Zone Ltd.	3.38%		07/24/2024	336,135
3,100,000	Adani Ports & Special Economic Zone Ltd.	4.00%		07/30/2027	2,872,003
2,400,000	Adani Transmission Step-One Ltd.	4.00%		08/03/2026	2,276,128
200,000	Bharti Airtel Ltd.	4.38%		06/10/2025	197,895
608,000	JSW Hydro Energy Ltd.	4.13%		05/18/2031	540,600
3,150,000	Reliance Industries Ltd.	4.13%		01/28/2025	3,122,837
					10,354,592
INDONESIA - 7.8%
2,000,000	Adaro Indonesia PT	4.25%		10/31/2024	1,984,390
400,000	Freeport Indonesia PT	4.76%	(c)	04/14/2027	393,740
1,800,000	Freeport Indonesia PT	4.76%		04/14/2027	1,771,829
4,000,000	Freeport-McMoRan, Inc.	4.13%		03/01/2028	3,837,616
967,750	LLPL Capital Pte Ltd.	6.88%		02/04/2039	975,575
3,068,340	Minejesa Capital BV	4.63%		08/10/2030	2,949,091
					11,912,241
JAMAICA - 0.0%(d)
14,028	Digicel Group Holdings Ltd.	0.00%	(b)(c)	12/31/2030	13,937

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
201,875	Digicel Group Holdings Ltd.	0.00%	(b)(c)	12/31/2030	41,025
497	Digicel Group Holdings Ltd.	0.00%	(b)(c)	12/31/2030	494
56,495	Digicel Group Holdings Ltd.	0.00%	(b)(c)	12/31/2030	1,338
					56,794
KOREA - 2.0%
3,000,000	LG Chem Ltd.	3.25%		10/15/2024	2,978,752
KUWAIT - 2.5%
400,000	MEGlobal BV	4.25%		11/03/2026	387,265
3,400,000	MEGlobal Canada ULC	5.00%		05/18/2025	3,370,342
					3,757,607
MALAYSIA - 0.8%
1,244,000	Axiata SPV2 Bhd	4.36%		03/24/2026	1,223,134
MEXICO - 7.3%
400,000	Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa	4.38%		04/11/2027	387,400
1,200,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand (5 yr. CMT Rate + 3.00%)	7.53%		10/01/2028	1,248,365
1,800,000	BBVA Bancomer SA/Texas (5 yr. CMT Rate + 3.00%)	5.35%		11/12/2029	1,780,894
2,450,000	BBVA Bancomer SA/Texas (5 yr. CMT Rate + 2.65%)	5.13%		01/18/2033	2,234,552
300,000	Cemex SAB de CV	5.45%		11/19/2029	294,952
1,300,000	Comision Federal de Electricidad	4.75%		02/23/2027	1,264,899
2,000,000	Industrias Penoles SAB de CV	4.15%		09/12/2029	1,864,106
2,074,601	Mexico Generadora de Energia S de RL	5.50%		12/06/2032	2,035,006
					11,110,174
PANAMA - 1.7%
1,877,000	Global Bank Corp. (3 mo. LIBOR US + 3.30%)	5.25%	(e)	04/16/2029	1,744,484
800,000	Multibank, Inc.	7.75%	(c)	02/03/2028	801,608
					2,546,092
PARAGUAY - 1.3%
600,000	Banco Continental SAECA	2.75%		12/10/2025	570,604
1,482,000	Telefonica Celular del Paraguay SA	5.88%		04/15/2027	1,448,181
					2,018,785
PERU - 13.8%
2,100,000	Banco de Credito del Peru SA (5 yr. CMT Rate + 3.00%)	3.13%		07/01/2030	2,024,655
2,000,000	Banco de Credito del Peru SA (5 yr. CMT Rate + 2.45%)	3.25%	(c)	09/30/2031	1,861,673
1,400,000	Banco Internacional del Peru SAA Interbank (5 yr. CMT Rate + 3.71%)	4.00%		07/08/2030	1,360,565
500,000	Camposol SA	6.00%		02/03/2027	431,605
2,000,000	Cia de Minas Buenaventura SAA	5.50%		07/23/2026	1,934,986
2,675,000	Fenix Power Peru SA	4.32%		09/20/2027	2,567,856
299,200	Hunt Oil Co. of Peru LLC Sucursal Del Peru	6.38%	(c)	06/01/2028	296,281
2,355,000	Inkia Energy Ltd.	5.88%		11/09/2027	2,368,541
1,500,000	InRetail Shopping Malls	5.75%		04/03/2028	1,474,801
700,000	Intercorp Financial Services, Inc.	4.13%		10/19/2027	653,559
67,872	Interoceanica IV Finance Ltd. Series 2007	0.00%		11/30/2025	64,732
2,300,000	Kallpa Generacion SA	4.88%		05/24/2026	2,256,400
1,885,000	Orazul Energy Peru SA	5.63%		04/28/2027	1,789,996
808,000	Southern Copper Corp.	3.88%		04/23/2025	795,678
1,280,000	Transportadora de Gas del Peru SA	4.25%		04/30/2028	1,238,362
					21,119,690
SINGAPORE - 7.0%
4,000,000	DBS Group Holdings Ltd. (5 yr. CMT Rate + 1.10%)	1.82%		03/10/2031	3,759,498
3,500,000	Oversea-Chinese Banking Corp. Ltd. (5 yr. CMT Rate + 1.58%)	1.83%		09/10/2030	3,347,529
3,800,000	United Overseas Bank Ltd. (5 yr. CMT Rate + 1.52%)	1.75%		03/16/2031	3,565,798

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
					10,672,825
SOUTH AFRICA - 1.8%
650,000	AngloGold Ashanti Holdings PLC	3.38%		11/01/2028	584,704
2,300,000	Sasol Financing USA LLC	4.38%		09/18/2026	2,168,847
					2,753,551
VIETNAM - 0.5%
843,281	Mong Duong Finance Holdings BV	5.13%		05/07/2029	802,192
	Total Foreign Corporate Bonds (Cost $130,089,847)				128,360,730

FOREIGN GOVERNMENT BONDS, FOREIGN AGENCIES AND FOREIGN GOVERNMENT SPONSORED CORPORATIONS - 13.9%
BRAZIL - 0.7%
1,100,000	Petrobras Global Finance BV	7.38%		01/17/2027	1,136,385
COLOMBIA - 2.5%
1,500,000	Colombia Government International Bond	4.50%		01/28/2026	1,471,537
2,500,000	Oleoducto Central SA	4.00%		07/14/2027	2,319,222
					3,790,759
INDIA - 1.9%
1,000,000	ONGC Videsh Ltd.	4.63%		07/15/2024	999,670
2,000,000	ONGC Videsh Vankorneft Pte Ltd.	3.75%		07/27/2026	1,935,550
					2,935,220
INDONESIA - 3.2%
3,100,000	Indonesia Asahan Aluminium PT / Mineral Industri Indonesia Persero PT	4.75%		05/15/2025	3,069,812
2,000,000	Pertamina Persero PT	1.40%		02/09/2026	1,870,380
					4,940,192
KOREA - 0.2%
300,000	Korea Southern Power Co. Ltd.	0.75%	(c)	01/27/2026	279,288
MALAYSIA - 1.9%
3,000,000	TNB Global Ventures Capital Bhd	3.24%		10/19/2026	2,860,155
MEXICO - 1.8%
3,000,000	Banco Nacional de Comercio Exterior SNC/Cayman Islands (5 yr. CMT Rate + 2.00%)	2.72%		08/11/2031	2,674,910
PARAGUAY - 0.5%
802,660	Bioceanico Sovereign Certificate Ltd.	0.00%		06/05/2034	601,996
200,000	Paraguay Government International Bond	4.70%		03/27/2027	195,519
					797,515
PERU - 0.9%
1,330,407	Lima Metro Line 2 Finance Ltd.	5.88%		07/05/2034	1,311,185
SOUTH AFRICA - 0.3%
500,000	Republic of South Africa Government International Bond	4.88%		04/14/2026	488,403
	Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $21,476,941)				21,214,012

SHORT TERM INVESTMENTS - 0.1%
46,832	First American Government Obligations Fund - U	5.26%	(f)		46,832
46,832	JPMorgan US Government Money Market Fund - IM	5.26%	(f)		46,832
46,832	MSILF Government Portfolio - Institutional	5.23%	(f)		46,832
	Total Short Term Investments (Cost $140,496)				140,496
	Total Investments - 98.2% (Cost $151,707,284)				149,715,238
	Other Assets in Excess of Liabilities - 1.8%				2,819,406
	NET ASSETS - 100.0%				$152,534,644

SECURITY TYPE BREAKDOWN as a % of Net Assets:
Foreign Corporate Bonds	84.2%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	13.9%
Short Term Investments	0.1%
Other Assets and Liabilities	1.8%
Net Assets	100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:
Banking	24.2%
Utilities	18.7%
Energy	11.0%
Mining	10.6%
Transportation	10.4%
Consumer Products	5.0%
Chemical Products	5.0%
Chemicals/Plastics	4.4%
Telecommunications	4.0%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	1.4%
Food Products	1.1%
Retailers (other than Food/Drug)	1.0%
Finance	0.7%
Pulp & Paper	0.4%
Building and Development (including Steel/Metals)	0.2%
Short Term Investments	0.1%
Other Assets and Liabilities	1.8%
Net Assets	100.0%

COUNTRY BREAKDOWN as a % of Net Assets:
Peru	14.7%
Brazil	14.2%
Colombia	11.4%
Indonesia	11.0%
Mexico	9.1%
India	8.7%
Singapore	7.0%
Chile	5.7%
Guatemala	2.8%
Malaysia	2.7%
Kuwait	2.5%
Korea	2.2%
South Africa	2.1%
Paraguay	1.8%
Panama	1.7%
Vietnam	0.5%
United States	0.1%
Jamaica	0.0%	(d)
Other Assets and Liabilities	1.8%
Net Assets	100.0%

(a)	Security is in default or has failed to make a scheduled payment. Income is not being accrued.
(b)	Value determined using significant unobservable inputs.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.
(d)	Represents less than 0.05% of net assets.
(e)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(f)	Seven-day yield as of period end.

CMT	Constant Maturity Treasury Rate
LIBOR	London Interbank Offered Rate

Notes to Schedule of Investments

June 30, 2024 (Unaudited)

1. Significant Accounting Policies

The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, “Financial Services—Investment Companies”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

A. Security Valuation. The Fund has adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

• Level 1—Unadjusted quoted market prices in active markets for identical securities

• Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data

• Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Valuations for domestic and foreign fixed income securities are normally determined on the basis of evaluations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Fixed-income Class	Examples of Inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer
US bonds and notes of government and government agencies	Standard inputs
Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports
Bank Loans	Standard inputs

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as forward currency exchange contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of valuations obtained from counterparties, published index closing levels or evaluated prices supplied by independent pricing services, some or all of which may be based on market data from trading on exchanges that closed significantly before the time as of which a Fund calculates its NAV. Forward foreign currency contracts are generally valued based on rates provided by independent data providers. Exchange traded futures and options on futures are generally valued at the settlement price determined by the relevant exchange on which they principally trade, and exchange traded options are generally valued at the last trade price on the exchange on which they principally trade. A Fund does not normally take into account trading, clearances or settlements that take place after the close of the principal exchange or market on which such securities are traded. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.

The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated its primary investment adviser, either DoubleLine Capital LP (“DoubleLine Capital”) or DoubleLine Alternatives LP (“DoubleLine Alternatives”) (each, an “Adviser” and collectively, the “Advisers”), as applicable, as the “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. Each Adviser, as Valuation Designee, is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

The following is a summary of the fair valuations according to the inputs used to value the Fund’s investments as of June 30, 2024:

Category	DoubleLine Low Duration Emerging Markets Fixed Income Fund
Investments in Securities
Level 1
Short Term Investments	$140,496
Total Level 1	140,496
Level 2
Foreign Corporate Bonds	128,303,936
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	21,214,012
Total Level 2	149,517,948
Level 3
Foreign Corporate Bonds	56,794
Total Level 3	56,794
Total	$149,715,238
See the Schedule of Investments for further disaggregation of investment categories.